Fair Value Measurements - Schedule Of Assets And Liabilities That Were Measured At Fair Value On A Recurring Basis (Detail) - Level 1 [Member] - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
U.S. Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Cost	$ 120,116,404	$ 118,782,140	$ 117,307,347
Gross Holding Gain		69,085	3,317
Gross Holding loss	39,716	69,085
Fair Value	120,156,120	118,851,225	117,310,664
U.S. Treasury Securities Money Market Fund [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Cost	0	0	0
Fair Value	$ 120,254,983	$ 118,992,414	$ 117,300,493